UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10571

BLUE CHIP INVESTOR FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C, El Cajon, CA 92020
(Address of principal executive offices) (Zip code)

James Craft
1939 Friendship Drive, Suite C, El Cajon, CA 92020
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

Blue Chip Investor Fund

TICKER: BCIFX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the Blue Chip Investor Fund ("Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.bcifx.com/literature. You can also request this information by contacting us at 1-877-673-3119.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Blue Chip Investor Fund	$50	1.00%[1]
[1]	Annualized.
How did the Fund perform over the past 10 years?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Average Annual Total Returns
	One Year	Five Years	Ten Years
Blue Chip Investor Fund	14.72%	7.51%	9.05%
S&P 500	22.32%	13.41%	15.51%
Fund Statistics
Net Assets ($)	$46,251,619
Number of Portfolio Holdings	15
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$146,522
Total Advisory Fees Before Waiver ($)	$226,240

What did the Fund invest in?
Top Ten Holdings (% of Net Assets)

Berkshire Hathaway Inc. - Class A	24.29%
Alphabet Inc. - Class C	16.81%
AerCap Holdings N.V.	11.60%
Brookfield Corporation - Class A	7.47%
Markel Group, Inc.	7.39%
Sirius XM Holdings Inc.	6.32%
First Citizens BancShares, Inc. - Class A	4.50%
Cimpress PLC (Netherlands)	4.33%
The Walt Disney Company	3.54%
LKQ Corporation	3.53%
Sectors (% of Net Assets)

*	Net Assets represent cash, cash equivalents and liabilities in excess of other assets.

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.bcifx.com/literature.

1

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Blue Chip Investor Fund
		Schedule of Investments
		June 30, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Asset Manager
81,150	Brookfield Corporation - Class A (Canada)	$ 3,456,178	7.47%

Commercial Printing
19,700	Cimpress PLC (Netherlands) *	2,003,490	4.33%

Diversified Companies
15	Berkshire Hathaway Inc. - Class A *	11,232,750	24.29%

Fire, Marine & Casualty Insurance
1,750	Markel Group, Inc. *	3,417,768	7.39%

Internet Content & Information
22,000	Alphabet Inc. - Class C	7,773,260	16.81%

Radio Broadcasting Stations
99,000	Sirius XM Holdings Inc.	2,924,460	6.32%

Retail - Catalog & Mail-Order Houses
5,000	Amazon.com, Inc. *	1,191,700
8,800	Wayfair Inc. - Class A *	813,296
		2,004,996	4.33%

Security Brokers, Dealers & Flotation Companies
23,600	Jefferies Financial Group Inc.	1,179,528	2.55%

Services - Equipment Rental & Leasing, NEC
36,800	AerCap Holdings N.V. (Ireland)	5,364,704	11.60%

Services - Miscellaneous Amusement & Recreation
17,000	The Walt Disney Company	1,636,250	3.54%

State Commercial Banks
1,000	First Citizens BancShares, Inc. - Class A	2,080,790	4.50%

Sugar & Confectionery Products
8,200	The Hershey Company	1,438,690	3.11%

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies
62,000	LKQ Corporation	1,632,460	3.53%

Total for Common Stocks (Cost $21,044,246)		46,145,324	99.77%

Money Market Funds
241,143	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.53% **	241,143	0.52%
	(Cost - $241,143)

	Total Investments	46,386,467	100.29%
	(Cost - $21,285,389)

	Liabilities in Excess of Other Assets	(134,848)	-0.29%

	Net Assets	$ 46,251,619	100.00%

* Non-Income producing securities.
** The Yield Rate shown represents the 7-day yield at June 30, 2026.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Blue Chip Investor Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2026

Assets:
Investments at Fair Value	$ 46,386,467
(Cost - $21,285,389)
Cash	2,073
Dividends Receivable	14,552
Prepaid Expenses	6,530
Total Assets	46,409,622
Liabilities:
Payable for Shareholder Redemptions	116,544
Investment Advisory Fee Payable	24,740
Administration Fee Payable	2,655
Other Accrued Expenses	14,064
Total Liabilities	158,003
Net Assets	$ 46,251,619
Net Assets Consist of:
Paid In Capital	$ 21,170,048
Total Distributable Earnings	25,081,571
Net Assets, for 195,454 Shares Outstanding	$ 46,251,619
(Unlimited shares authorized, without par value)
Net Asset Value, Offering Price and Redemption Price
Per Share ($46,251,619/195,454 shares)	$ 236.64

Statement of Operations (Unaudited)
For the six month period ended June 30, 2026

Investment Income:
Dividends (Net of foreign withholding tax of $11,776)	$ 203,463
Total Investment Income	203,463
Expenses:
Investment Advisory Fees	226,240
Transfer Agent & Accounting Fees	20,272
Administrative Fees	16,060
Legal Fees	13,814
Registration Fees	9,774
Audit & Tax Fees	8,927
Custody Fees	4,887
Other Fees	2,402
Trustee Fees	1,984
Printing and Postage Expense	992
Insurance Expense	606
Total Expenses	305,958
Less: Advisory Fee Waiver	(79,718)
Net Expenses	226,240
Net Investment Loss	(22,777)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	3,270
Net Change in Unrealized Appreciation on Investments	1,062,191
Net Realized and Unrealized Gain on Investments	1,065,461

Net Increase in Net Assets from Operations	$ 1,042,684

The accompanying notes are an integral part of these financial statements.

Blue Chip Investor Fund

Statements of Changes in Net Assets	(Unaudited)
	1/1/2026	1/1/2025
	to	to
	6/30/2026	12/31/2025
From Operations:
Net Investment Loss	$ (22,777)	$ (20,490)
Net Realized Gain on Investments	3,270	1,357,532
Net Change in Unrealized Appreciation on Investments	1,062,191	4,897,115
Net Increase in Net Assets from Operations	1,042,684	6,234,157

From Distributions to Shareholders:		(1,391,890)

From Capital Share Transactions:
Proceeds From Sale of Shares	1,537,798	1,440,387
Shares Issued on Reinvestment of Dividends	-	1,391,890
Cost of Shares Redeemed	(1,942,653)	(3,556,632)
Net Decrease from Shareholder Activity	(404,855)	(724,355)

Net Increase in Net Assets	637,829	4,117,912

Net Assets at Beginning of Period	45,613,790	41,495,878
Net Assets at End of Period	$ 46,251,619	$ 45,613,790

Share Transactions:
Issued	6,612	6,758
Reinvested	-	5,983
Redeemed	(8,326)	(16,296)
Net Decrease in Shares	(1,714)	(3,555)
Shares Outstanding Beginning of Period	197,168	200,723
Shares Outstanding End of Period	195,454	197,168

The accompanying notes are an integral part of these financial statements.

Blue Chip Investor Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding	1/1/2026		1/1/2025	1/1/2024	1/1/2023	1/1/2022	1/1/2021
throughout the period:	to		to	to	to	to	to
	6/30/2026		12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Net Asset Value -
Beginning of Period	$ 231.34		$206.73	$ 192.60	$ 169.56	$ 206.84	$ 162.09
Net Investment Income (Loss) (a)	(0.12)		(0.10)	0.19	(0.31)	(0.29)	(0.74)
Net Gains or (Losses) on Investments
(realized and unrealized) (b)	5.42		31.97	34.60	32.37	(34.17)	48.15
Total from Investment Operations	5.30		31.87	34.79	32.06	(34.46)	47.41

Distributions (From Net Investment Income)	-		(0.18)	-	-	-	-
Distributions (From Capital Gains)	-		(7.08)	(20.66)	(9.02)	(2.82)	(2.66)
Total Distributions	-		(7.26)	(20.66)	(9.02)	(2.82)	(2.66)

Net Asset Value -
End of Period	$ 236.64		$231.34	$ 206.73	$ 192.60	$ 169.56	$ 206.84
Total Return (c)	2.29%	*	15.40%	18.08%	18.88%	(16.64)%	29.25%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 46,252		$45,614	$ 41,496	$ 36,807	$ 38,443	$ 47,028

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	**	1.37%	1.38%	1.39%	1.37%	1.34%
Ratio of Net Investment Loss to
Average Net Assets	-0.45%	**	-0.42%	-0.29%	-0.55%	-0.52%	-0.72%
After Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.00%	**	1.00%	1.00%	1.00%	1.01%	1.00%
Ratio of Net Investment Income (Loss) to
Average Net Assets (d)	-0.10%	**	-0.05%	0.09%	-0.17%	-0.16%	-0.38%

Portfolio Turnover Rate	0.00%	*	5.14%	17.20%	6.23%	2.42%	13.33%

* Not Annualized.
** Annualized.
(a) Per share amounts calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.
(d) The ratio of expenses to average net assets includes interest expenses. The after reimbursement ratio of expense excluding interest expense was 1.00%, 1.00%, 1.00%, 1.00%, 1.00% and 1.00% for calendar years ended 2021, 2022, 2023, 2024, 2025, and the six month period ended June 30, 2026 respectively.
The after reimbursement ratio of net investment income (loss) excluding interest expense is -0.38%, -0.15%
-0.17%, 0.09%, -0.05%, and -0.10% for the calendar years ended; 2021, 2022, 2023, 2024, 2025, and the six month period ended June 30, 2026 respectively.
The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
BLUE CHIP INVESTOR FUND
June 30, 2026
(Unaudited)

1.) ORGANIZATION
Blue Chip Investor Fund (the “Fund”) is a non-diversified series of the Blue Chip Investor Funds (the “Trust”), formerly Premier Funds. The Trust is an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on November 1, 2001, and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on January 1, 2002. At present, the Fund is the only series authorized by the Trust. The Fund’s investment objective is to seek long-term growth of capital. The Advisor to the Fund is Check Capital Management, Inc. (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Fund follows the significant accounting policies described in this section.

OPERATING SEGMENTS
The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Fund is the information utilized for its day-to-day management. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated based on performance measurements. Due to the significance of oversight and his role, the Chief Investment Officer of the Advisor is deemed to be the Chief Operating Decision Maker.

SECURITY VALUATION
All investments in securities are recorded at their fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended June 30, 2026, the Fund did not incur any interest or penalties.

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. As a result of the Fund’s continued compliance with the IRC requirements of regulated investment companies and the Fund’s limited, exposure to foreign withholding taxes on dividends received, management has determined that there is no material impact of the ASU on the Fund's financial statements. As part of its assessment, management noted that foreign withholding taxes were approximately 0.05% of the Fund's net assets and therefore, further disclosure regarding foreign withholding taxes on dividend income was considered immaterial.

SHARE VALUATION
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share are equal to the net asset value per share.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the asset received. Interest income and interest expense, if any, are recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on an exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. If market prices are not available or, in the opinion of Fund management including as informed by the Advisor’s opinion, market prices do not reflect fair value, or if events occur after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Advisor may value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees (the “Trustees” or the “Board”). Such securities are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2026:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 46,145,324	$ -	$ -	$ 46,145,324
Money Market Funds	241,143	-	-	241,143
Total	$ 46,386,467	$ -	$ -	$ 46,386,467

The Fund did not hold any level 3 assets during the six month period ended June 30, 2026.

The Fund did not invest in any derivative instruments during the six month period ended June 30, 2026.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an investment advisory agreement (the “Management Agreement”) with the Advisor, Check Capital Management, Inc. Under the terms of the Management Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Advisor receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund which is payable monthly. As a result of the above calculation, for the six month period ended June 30, 2026, the Advisor earned management fees totaling $226,240, before the waiver of fees and/or reimbursement of expenses described below. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in acquired funds) at 1.00% of its average daily net assets through April 30, 2027. There are no provisions for recoupment for any of the contractual waivers entered into by the Advisor. The Advisor waived expenses of $79,718 for the six month period ended June 30, 2026. At June 30, 2026, the Fund owed the Advisor $24,740.

5.) RELATED PARTY TRANSACTIONS
The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc. (the “Administrator”). The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on average daily net assets of the Fund thereafter subject to a minimum monthly fee of $2,000. The Fund also pays all out-of-pocket expenses directly attributable to the Fund. Certain officers and a Trustee of the Trust are also officers of Premier Fund Solutions, Inc. (the “Administrator”). For the six month period ended June 30, 2026, the Administrator earned $16,060. At June 30, 2026, the Fund owed the Administrator $2,655.

6.) PURCHASES AND SALES OF SECURITIES
For the six month period ended June 30, 2026, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $998,970 and $0 respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, Charles Schwab & Co. Inc., located at 101 Montgomery Street, San Francisco, California, held for the benefit of others, in aggregate, 57.89% of the Fund, and thus may be deemed to control the Fund. Also, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, held for the benefit of others, in aggregate, 41.92% of the Fund, and thus may be deemed to control the Fund.

8.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at June 30, 2026, was $21,285,389. At June 30, 2026, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation		Net Appreciation/(Depreciation)
$25,672,084	($571,006)		$25,101,078

As of June 30, 2026, there were no differences between book basis and tax basis unrealized appreciation.

The tax character of distributions paid during the six month period ended June 30, 2026, and the fiscal year ended December 31, 2025 was as follows:

	Six Months Ended		Fiscal Year
	June 30, 2026		Ended 2025
Ordinary Income	$ -		$ 34,358
Long-Term Capital Gains	-		1,357,532
	$ -		$ 1,391,890

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7. The registrant paid the Chief Compliance Officer $0 for the six month period ended June 30, 2026.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)) are effective in design and operation.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blue Chip Investor Funds

By: /s/ James Craft
James Craft
President

Date: 8/28/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James Craft
James Craft
President (Principal Executive Officer)

Date: 8/28/2026

By: /s/ Jeffrey R. Provence
Jeffrey R. Provence
Chief Financial Officer (Principal Financial Officer)

Date: 8/28/2026